SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities	$ 74	$ 66		$ 66	$ 12	$ (25)
Recognized in statements of income	64		$ 6	8	54	37
Deferred tax assets and liabilities	138			74	66	12
Property, Plant and Equipment [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities	69	36		36	(156)	(193)
Recognized in statements of income	64			33	192	37
Deferred tax assets and liabilities	133			69	36	(156)
Provisions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities	5	5		5	5	5
Recognized in statements of income
Deferred tax assets and liabilities	5			5	5	5
Tax Losses [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		$ 25		25	163	163
Recognized in statements of income				(25)	(138)
Deferred tax assets and liabilities					$ 25	$ 163